Summary of Significant Accounting Policies (Details Narrative) (Bendon Limited) - NZD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Loss for the period	$ (26,094,000)	$ (19,213,000)		$ 37,593,000
Cash flows from (used in) operating activities	(5,427,000)	$ (8,436,000)		4,116,000
Current assets (liabilities)	2,944,000			20,752,000
Assets (liabilities)	16,232,000			(5,710,000)
Short-term debt	1,247,000
Increase in capital	$ 36,000,000
Percentage of equity interests acquired	100.00%
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Bank Facilities [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Facility description	Renegotiating the current bank facilities of $20 million to a facility that is at least a 12 month facility, reviewed annually, and is subject to amortisation of $2.5 million per quarter commencing April 2019
Amortisation	$ 2,500,000
Bank Borrowing Facility Agreement [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Short-term debt	20,000,000
Bendon Limited [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Loss for the period	26,094,000		$ (15,979,000)	(37,593,000)	$ (20,746,000)	$ (13,105,000)
Cash flows from (used in) operating activities	5,427,000		(13,518,000)	(4,116,000)	(5,040,000)	(17,199,000)
Current assets (liabilities)	2,944,000			20,752,000
Assets (liabilities)	16,232,000		(9,044,000)	(5,710,000)	(17,876,000)	2,839,000
Increase in capital				36,000,000
Amortisation			$ 178,000	$ 306,000	$ 323,000	$ 891,000
Percentage of equity interests acquired				100.00%
Bendon Limited [Member] | Patents and Licences [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill				P5Y
Bendon Limited [Member] | Software [Member] | Bottom of Range [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill				P1Y
Bendon Limited [Member] | Software [Member] | Top of Range [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill				P3Y
Bendon Limited [Member] | Bank Facilities [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Facility description				Renegotiating the current bank facilities of $20 million to a facility that is at least a 12 month facility, reviewed annually, and is subject to amortisation of $2.5 million per quarter commencing April 2019
Amortisation				$ 2,500,000
Bendon Limited [Member] | Bank Borrowing Facility Agreement [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Short-term debt	$ 20,000,000